Delaware Life Variable Account C

Financial Statements as of and for the Year Ended December 31, 2025 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2025

Page(s)

Report of Independent Registered Public Accounting Firm	1-2

Financial Statements:

Statement of Assets and Liabilities	3-4

Statement of Operations	5-7

Statements of Changes in Net Assets	8-11

Notes to the Financial Statements	12-19

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and Contract Owners of Delaware Life Variable Account C:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise Delaware Life Variable Account C (the Sub-Accounts), as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2025, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the transfer agents of the underlying mutual funds; when replies were not received from the transfer agents, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Delaware Life Insurance Company separate account investment companies since 2021.

Boston, Massachusetts

April 23, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9)

MFS Growth Fund (Class A) Sub-Account (MD3)

MFS High Income Fund (Class A) Sub-Account (MD4)

MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2)

MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4)

MFS Research Fund (Class A) Sub-Account (ME1)

MFS Total Return Fund (Class A) Sub-Account (ME5)

MFS U.S. Government Money Market Fund (Class A) Sub-Account (MD7)

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

		Assets				Liabilities
	Shares	Cost	Investments at Fair Value	Receivable from Sponsor	Total Assets	Payable to Sponsor	Net Assets
MFS Corporate Bond Portfolio (Class A) Sub-Account (MB9)	17,664	$244,930	$221,503	$—	$221,503	$—	$221,503
MFS Growth Fund (Class A) Sub-Account (MD3)	19,930	2,644,823	3,480,814	4,437	3,485,251	—	3,485,251
MFS High Income Fund (Class A) Sub-Account (MD4)	186,805	614,543	588,436	3,010	591,446	—	591,446
MFS Massachusetts Investors Growth Stock Fund (Class A) Sub-Account (MB2)	251,867	8,332,030	10,462,546	7,494	10,470,040	—	10,470,040
MFS Massachusetts Investors Trust (Class A) Sub-Account (MB4)	46,194	1,529,322	1,641,737	1,244	1,642,981	—	1,642,981
MFS Research Fund (Class A) Sub-Account (ME1)	28,688	1,390,472	1,610,534	—	1,610,534	—	1,610,534
MFS Total Return Fund (Class A) Sub-Account (ME5)	114,444	2,187,262	2,201,897	4,235	2,206,132	—	2,206,132
MFS U.S. Government Money Market Fund (Class A) Sub-Account (MD7)	239,340	239,340	239,340	—	239,340	40	239,300

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2025

	Total Units	Value Applicable to Owners of Deferred Variable Annuity Contracts	Reserve for Variable Annuities	Net Assets
MB9	2,349	$221,503	$—	$221,503
MD3	7,667	3,439,687	45,564	3,485,251
MD4	4,949	583,331	8,115	591,446
MB2	19,493	10,219,028	251,012	10,470,040
MB4	3,270	1,621,688	21,293	1,642,981
ME1	3,609	1,610,534	—	1,610,534
ME5	8,307	2,167,076	39,056	2,206,132
MD7	9,871	239,201	99	239,300

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB9 Sub-Account	MD3 Sub-Account	MD4 Sub-Account
Income:
Dividend income	$10,001	$—	$36,581
Expenses:
Mortality and expense risk charges	(2,816)	(49,563)	(7,743)

Net investment income (loss)	7,185	(49,563)	28,838

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,385)	895,889	(12,462)
Realized gain distributions	—	515,588	—

Net realized gains (losses)	(1,385)	1,411,477	(12,462)

Net change in unrealized appreciation (depreciation)	6,763	(977,079)	25,874

Net realized and change in unrealized gains (losses)	5,378	434,398	13,412

Net increase (decrease) in net assets from operations	$12,563	$384,835	$42,250

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	MB2 Sub-Account	MB4 Sub-Account	ME1 Sub-Account
Income:
Dividend income	$44,960	$8,901	$7,947
Expenses:
Mortality and expense risk charges	(131,554)	(21,669)	(20,004)

Net investment income (loss)	(86,594)	(12,768)	(12,057)

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	386,781	53,398	58,022
Realized gain distributions	1,035,060	209,737	217,063

Net realized gains (losses)	1,421,841	263,135	275,085

Net change in unrealized appreciation (depreciation)	(514,692)	(58,091)	(93,419)

Net realized and change in unrealized gains (losses)	907,149	205,044	181,666

Net increase (decrease) in net assets from operations	$820,555	$192,276	$169,609

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2025

	ME5 Sub-Account	MD7 Sub-Account
Income:
Dividend income	$56,536	$9,151
Expenses:
Mortality and expense risk charges	(28,724)	(3,122)

Net investment income (loss)	27,812	6,029

Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	19,330	—
Realized gain distributions	131,101	—

Net realized gains (losses)	150,431	—

Net change in unrealized appreciation (depreciation)	22,860	—

Net realized and change in unrealized gains (losses)	173,291	—

Net increase (decrease) in net assets from operations	$201,103	$6,029

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB9 Sub-Account		MD3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$7,185	$7,843	$(49,563)	$(56,353)
Net realized gains (losses)	(1,385)	(9,953)	1,411,477	1,302,075
Net change in unrealized appreciation (depreciation)	6,763	5,353	(977,079)	(129,591)

Increase (decrease) from operations	12,563	3,243	384,835	1,116,131

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	248,508	74,743
Transfers between Sub-Accounts (including the Fixed Account), net	58	13	(2,270)	(2,363)
Withdrawals, surrenders, annuitizations and contract charges	(9,664)	(65,453)	(1,275,248)	(917,919)

Net accumulation activity	(9,606)	(65,440)	(1,029,010)	(845,539)

Annuitization Activity:
Annuitizations	—	—	—	—
Annuity payments and contract charges	—	—	(2,302)	(7,595)
Adjustments to annuity reserves	—	—	(3,567)	2,896

Net annuitization activity	—	—	(5,869)	(4,699)

Increase (decrease) from contract owner transactions	(9,606)	(65,440)	(1,034,879)	(850,238)
Total increase (decrease) in net assets	2,957	(62,197)	(650,044)	265,893
Net assets at beginning of year	218,546	280,743	4,135,295	3,869,402

Net assets at end of year	$221,503	$218,546	$3,485,251	$4,135,295

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MD4 Sub-Account		MB2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$28,838	$28,927	$(86,594)	$(112,106)
Net realized gains (losses)	(12,462)	(5,893)	1,421,841	1,430,381
Net change in unrealized appreciation (depreciation)	25,874	8,240	(514,692)	99,595

Increase (decrease) from operations	42,250	31,274	820,555	1,417,870

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,355	—	61,208	—
Transfers between Sub-Accounts (including the Fixed Account), net	196	(28)	9,313	16
Withdrawals, surrenders, annuitizations and contract charges	(68,660)	(26,649)	(728,579)	(1,165,117)

Net accumulation activity	(55,109)	(26,677)	(658,058)	(1,165,101)

Annuitization Activity:
Annuitizations	—	—	103,054	—
Annuity payments and contract charges	(1,350)	(1,322)	(94,304)	(28,668)
Adjustments to annuity reserves	676	(5,882)	(440)	3,320

Net annuitization activity	(674)	(7,204)	8,310	(25,348)

Increase (decrease) from contract owner transactions	(55,783)	(33,881)	(649,748)	(1,190,449)
Total increase (decrease) in net assets	(13,533)	(2,607)	170,807	227,421
Net assets at beginning of year	604,979	607,586	10,299,233	10,071,812

Net assets at end of year	$591,446	$604,979	$10,470,040	$10,299,233

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	MB4 Sub-Account		ME1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$(12,768)	$(14,660)	$(12,057)	$(12,650)
Net realized gains (losses)	263,135	314,506	275,085	228,317
Net change in unrealized appreciation (depreciation)	(58,091)	(11,273)	(93,419)	35,054

Increase (decrease) from operations	192,276	288,573	169,609	250,721

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,372	(43)	6	(1,242)
Withdrawals, surrenders, annuitizations and contract charges	(219,839)	(338,550)	(137,752)	(218,900)

Net accumulation activity	(218,467)	(338,593)	(137,746)	(220,142)

Annuitization Activity:
Annuitizations	21,631	—	—	—
Annuity payments and contract charges	(2,805)	(236)	—	267
Adjustments to annuity reserves	305	224	—	(10,323)

Net annuitization activity	19,131	(12)	—	(10,056)

Increase (decrease) from contract owner transactions	(199,336)	(338,605)	(137,746)	(230,198)
Total increase (decrease) in net assets	(7,060)	(50,032)	31,863	20,523
Net assets at beginning of year	1,650,041	1,700,073	1,578,671	1,558,148

Net assets at end of year	$1,642,981	$1,650,041	$1,610,534	$1,578,671

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2025 AND 2024

	ME5 Sub-Account		MD7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$27,812	$25,293	$6,029	$8,241
Net realized gains (losses)	150,431	200,271	—	—
Net change in unrealized appreciation (depreciation)	22,860	(76,024)	—	—

Increase (decrease) from operations	201,103	149,540	6,029	8,241

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	—	10,409	11,473	—
Transfers between Sub-Accounts (including the Fixed Account), net	1,054	212	652	22
Withdrawals, surrenders, annuitizations and contract charges	(291,822)	(458,415)	(16,608)	(13,168)

Net accumulation activity	(290,768)	(447,794)	(4,483)	(13,146)

Annuitization Activity:
Annuitizations	11,802	—	—	—
Annuity payments and contract charges	(13,432)	(4,367)	(50)	(51)
Adjustments to annuity reserves	977	898	15	8

Net annuitization activity	(653)	(3,469)	(35)	(43)

Increase (decrease) from contract owner transactions	(291,421)	(451,263)	(4,518)	(13,189)
Total increase (decrease) in net assets	(90,318)	(301,723)	1,511	(4,948)
Net assets at beginning of year	2,296,450	2,598,173	237,789	242,737

Net assets at end of year	$2,206,132	$2,296,450	$239,300	$237,789

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account C (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on March 31, 1982 as a funding vehicle for individual variable annuity contracts (the “Contracts”) issued in connection with qualified retirement plans. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

There were no Sub-Accounts held by the contract owners of the Variable Account that had a name change, were closed, merged into another Sub-Account or commenced operations during the current year.

There were no Sub-Accounts held by the contract owners of the Variable Account that commenced within the past five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2025. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first-in, first-out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”. The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals

At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract. If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested. Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Annuitization

On the annuity commencement date, the contract’s accumulation account is canceled and its adjusted value is applied to provide an annuity. The adjusted value will be equal to the value of the accumulation account for the period that ends immediately before the annuity commencement date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge.

Annuity Payments

The amount of the first variable annuity payment is determined in accordance with the annuity payment rates found in the contract, which are based on an assumed interest rate of 4% per year.

The number of units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the annuity unit value of that Sub-Account for the period that ends immediately before the annuity commencement date. The number of units of each Sub-Account credited to the contract then remains fixed, unless an exchange of units is made. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub-Accounts, net, line on the Statements of Changes in Net Assets.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are the fair value measurement of investments and the calculation of reserve for variable annuities. Actual results could vary from the amounts derived from the Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2025 through the date the financial statements are issued, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures” “(Topic 820)”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2025, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2025. There were no transfers between levels during the year ended December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

4. RELATED-PARTY TRANSACTIONS

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. As of December 31, 2025, the deduction is at an effective annual rate of 1.30% of average separate account assets. These charges are reflected in the Statement of Operations.

Administration charges

Each year on the account anniversary date, an account administration fee (‘‘Account Fee’’) equal to $25 is deducted from the contract owner’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee is deducted pro rata from each variable annuity payment made during the year. The Account Fee is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges” in the Accumulation Activity section or as a component of “Annuity payments and contract charges” in the Annuitization Activity section.

Surrender charges

The Sponsor does not deduct a sales charge from purchase payments. However, a surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase. In no event shall the aggregate surrender charges exceed 5% of the purchase payments made under the contract. The surrender charge is reflected in the Statements of Changes in Net Assets as a component of “Withdrawals, surrenders, annuitizations and contract charges”.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction at the annuity commencement date. However, the Sponsor reserves the right to make this deduction when incurred.

6. RESERVE FOR VARIABLE ANNUITIES

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 are calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1987 and December 31, 1998 are calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or between January 1, 1999 and December 31, 2014 are calculated using the Annuity 2000 Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 2015 are calculated using the 2012 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4% per year. The Individual Annuitant Mortality Table utilized is subject to change in conjunction with changes in the tables currently adopted by the National Association of Insurance Commissioners. The mortality risk is fully borne by the Sponsor and may result in additional amounts being transferred into the variable annuity account by the Sponsor to cover greater longevity of annuities than expected. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

7. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
MB9	$10,043	$12,464
MD3	763,604	1,328,891
MD4	50,063	77,684
MB2	1,146,203	847,453
MB4	218,638	221,310
ME1	225,010	157,750
ME5	187,638	323,626
MD7	21,228	19,732

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2025 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MB9	—	107	(107)
MD3	585	2,971	(2,386)
MD4	113	604	(491)
MB2	389	1,696	(1,307)
MB4	65	477	(412)
ME1	—	331	(331)
ME5	87	1,268	(1,181)
MD7	678	864	(186)

The changes in units outstanding for the year ended December 31, 2024 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
MB9	—	744	(744)
MD3	186	2,332	(2,146)
MD4	47	310	(263)
MB2	11	2,563	(2,552)
MB4	—	800	(800)
ME1	1	602	(601)
ME5	80	1,982	(1,902)
MD7	—	569	(569)

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2025

9. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a pension plan contract, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

10. SEGMENT REPORTING

The Variable Account derives revenues from certain variable annuity products sold by the Sponsor. The Sponsor has identified its Chief Product Officer as the chief operating decision maker for overseeing the Variable Account’s variable annuity products and the performance of the Funds to evaluate the results of the business and make operational decisions. The Variable Account’s products constitute a single operating segment and therefore, a single reportable segment. The Variable Account is structured with a limited purpose by design and its sole purpose is to record and report the Funds’ activities and performance. Investment performance of the Funds may vary based on the Fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein. Refer to the Variable Account’s Statement of Operations for segment expenses for the year ended December 31, 2025 and the Statement of Assets and Liabilities for segment assets at December 31, 2025.

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying mutual funds) and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
	Units	Unit Value[4]	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
MB9
2025	2,349	$94.3074	$221,503	4.59%	1.30%	5.98%
2024	2,456	88.9878	218,546	4.44	1.30	1.44
2023	3,200	87.7224	280,743	3.96	1.30	7.47
2022	3,591	81.6279	293,118	2.96	1.30	(17.69)
2021	5,149	99.1735	510,681	2.44	1.30	(2.74)
MD3
2025	7,667	454.0195	3,485,251	—	1.30	10.59
2024	10,053	410.5355	4,135,295	—	1.30	29.64
2023	12,199	316.6731	3,869,402	—	1.30	34.05
2022	13,390	236.2341	3,167,526	—	1.30	(32.20)
2021	15,876	348.4413	5,537,383	—	1.30	21.75
MD4
2025	4,949	118.9079	591,446	6.10	1.30	7.33
2024	5,440	110.7896	604,979	6.05	1.30	5.22
2023	5,703	105.2930	607,586	5.81	1.30	10.77
2022	6,381	95.0557	613,749	4.98	1.30	(11.72)
2021	6,961	107.6773	756,245	4.31	1.30	1.87
MB2
2025	19,493	536.7250	10,470,040	0.44	1.30	8.47
2024	20,800	494.7922	10,299,233	0.22	1.30	14.83
2023	23,352	430.9097	10,071,812	0.42	1.30	22.49
2022	25,293	351.7804	8,904,484	0.38	1.30	(20.27)
2021	28,815	441.2196	12,720,627	0.17	1.30	24.58
MB4
2025	3,270	502.1152	1,642,981	0.53	1.30	12.11
2024	3,682	447.8608	1,650,041	0.45	1.30	18.13
2023	4,482	379.1184	1,700,073	0.85	1.30	17.62
2022	4,712	322.3128	1,519,279	0.88	1.30	(17.41)
2021	4,881	390.2460	1,905,509	0.65	1.30	25.19

DELAWARE LIFE VARIABLE ACCOUNT C

(A Separate Account of Delaware Life Insurance Company)

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2025

11. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
	Units	Unit Value[4]	Net Assets	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
ME1
2025	3,609	$446.2165	$1,610,534	0.51%	1.30%	11.38%
2024	3,940	400.6326	1,578,671	0.49	1.30	17.27
2023	4,541	341.6463	1,558,148	0.55	1.30	20.89
2022	5,520	282.6051	1,566,794	0.62	1.30	(18.32)
2021	6,143	345.9806	2,134,727	0.30	1.30	23.11
ME5
2025	8,307	265.0747	2,206,132	2.54	1.30	9.56
2024	9,488	241.9558	2,296,450	2.34	1.30	6.22
2023	11,390	227.7819	2,598,173	2.39	1.30	8.89
2022	12,946	209.1778	2,711,711	1.76	1.30	(10.82)
2021	14,887	234.5594	3,496,713	1.37	1.30	12.51
MD7
2025	9,871	24.2477	239,300	3.78	1.30	2.53
2024	10,057	23.6493	237,789	4.74	1.30	3.50
2023	10,626	22.8495	242,737	4.45	1.30	3.25
2022	14,971	22.1309	331,284	1.17	1.30	(0.12)
2021	14,894	22.1575	330,030	—	1.30	(1.27)

[1]

Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, which are net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Sub-Accounts invest.

[2]

Ratio represents the contract expenses of the Sub-Account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

[3]

Ratio represents the total return for the year indicated, including changes in the value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

[4]	These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account.